Distribution Date:	08/17/26	BBCMS Mortgage Trust 2025-5C34
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5C34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing	commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Attention: John Mayfield	jmayfield@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Detail	18			trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BBCMS 2025-5C34 Transaction Manager	notices@pentalphasurveillance.com
Historical Bond / Collateral Loss Reconciliation Detail	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07337BAA2	4.806000%	1,329,000.00	1,043,492.74	18,234.16	4,179.19	0.00	0.00	22,413.35	1,025,258.58	30.01%	30.00%
A-2	07337BAB0	5.174000%	20,432,000.00	20,432,000.00	0.00	88,095.97	0.00	0.00	88,095.97	20,432,000.00	30.01%	30.00%
A-3	07337BAC8	5.659000%	526,438,000.00	526,438,000.00	0.00	2,482,593.87	0.00	0.00	2,482,593.87	526,438,000.00	30.01%	30.00%
A-S	07337BAD6	5.990000%	64,609,000.00	64,609,000.00	0.00	322,506.59	0.00	0.00	322,506.59	64,609,000.00	21.76%	21.75%
B	07337BAE4	6.542000%	43,072,000.00	43,072,000.00	0.00	234,814.19	0.00	0.00	234,814.19	43,072,000.00	16.26%	16.25%
C	07337BAF1	7.033243%	33,284,000.00	33,284,000.00	0.00	195,078.70	0.00	0.00	195,078.70	33,284,000.00	12.00%	12.00%
D	07337BAM6	4.250000%	18,600,000.00	18,600,000.00	0.00	65,875.00	0.00	0.00	65,875.00	18,600,000.00	9.63%	9.63%
E	07337BAP9	4.250000%	8,810,000.00	8,810,000.00	0.00	31,202.08	0.00	0.00	31,202.08	8,810,000.00	8.50%	8.50%
F	07337BAT1	4.250000%	17,621,000.00	17,621,000.00	0.00	62,407.71	0.00	0.00	62,407.71	17,621,000.00	6.25%	6.25%
G-RR	07337BAV6	7.033243%	10,768,000.00	10,768,000.00	0.00	63,111.63	0.00	0.00	63,111.63	10,768,000.00	4.88%	4.88%
H-RR*	07337BAX2	7.033243%	38,178,473.00	38,178,473.00	0.00	213,389.72	0.00	0.00	213,389.72	38,178,473.00	0.00%	0.00%
R	07337BAZ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07337BBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			783,141,473.00	782,855,965.74	18,234.16	3,763,254.65	0.00	0.00	3,781,488.81	782,837,731.58

X-A	07337BAG9	1.393953%	548,199,000.00	547,913,492.74	0.00	636,471.39	0.00	0.00	636,471.39	547,895,258.58
X-B	07337BAH7	0.628253%	140,965,000.00	140,965,000.00	0.00	73,801.38	0.00	0.00	73,801.38	140,965,000.00
X-D	07337BAK0	2.783243%	27,410,000.00	27,410,000.00	0.00	63,573.90	0.00	0.00	63,573.90	27,410,000.00
X-F	07337BAR5	2.783243%	17,621,000.00	17,621,000.00	0.00	40,869.60	0.00	0.00	40,869.60	17,621,000.00
Notional SubTotal			734,195,000.00	733,909,492.74	0.00	814,716.27	0.00	0.00	814,716.27	733,891,258.58

Deal Distribution Total					18,234.16	4,577,970.92	0.00	0.00	4,596,205.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07337BAA2	785.17136193	13.72021068	3.14461249	0.00000000	0.00000000	0.00000000	0.00000000	16.86482318	771.45115124
A-2	07337BAB0	1,000.00000000	0.00000000	4.31166650	0.00000000	0.00000000	0.00000000	0.00000000	4.31166650	1,000.00000000
A-3	07337BAC8	1,000.00000000	0.00000000	4.71583334	0.00000000	0.00000000	0.00000000	0.00000000	4.71583334	1,000.00000000
A-S	07337BAD6	1,000.00000000	0.00000000	4.99166664	0.00000000	0.00000000	0.00000000	0.00000000	4.99166664	1,000.00000000
B	07337BAE4	1,000.00000000	0.00000000	5.45166674	0.00000000	0.00000000	0.00000000	0.00000000	5.45166674	1,000.00000000
C	07337BAF1	1,000.00000000	0.00000000	5.86103533	0.00000000	0.00000000	0.00000000	0.00000000	5.86103533	1,000.00000000
D	07337BAM6	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
E	07337BAP9	1,000.00000000	0.00000000	3.54166629	0.00000000	0.00000000	0.00000000	0.00000000	3.54166629	1,000.00000000
F	07337BAT1	1,000.00000000	0.00000000	3.54166676	0.00000000	0.00000000	0.00000000	0.00000000	3.54166676	1,000.00000000
G-RR	07337BAV6	1,000.00000000	0.00000000	5.86103548	0.00000000	0.00000000	0.00000000	0.00000000	5.86103548	1,000.00000000
H-RR	07337BAX2	1,000.00000000	0.00000000	5.58926807	0.27176755	1.50074258	0.00000000	0.00000000	5.58926807	1,000.00000000
R	07337BAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07337BBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07337BAG9	999.47919048	0.00000000	1.16102253	0.00000000	0.00000000	0.00000000	0.00000000	1.16102253	999.44592854
X-B	07337BAH7	1,000.00000000	0.00000000	0.52354400	0.00000000	0.00000000	0.00000000	0.00000000	0.52354400	1,000.00000000
X-D	07337BAK0	1,000.00000000	0.00000000	2.31936884	0.00000000	0.00000000	0.00000000	0.00000000	2.31936884	1,000.00000000
X-F	07337BAR5	1,000.00000000	0.00000000	2.31936893	0.00000000	0.00000000	0.00000000	0.00000000	2.31936893	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	4,179.19	0.00	4,179.19	0.00	0.00	0.00	4,179.19	0.00
A-2	07/01/26 - 07/30/26	30	0.00	88,095.97	0.00	88,095.97	0.00	0.00	0.00	88,095.97	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,482,593.87	0.00	2,482,593.87	0.00	0.00	0.00	2,482,593.87	0.00
X-A	07/01/26 - 07/30/26	30	0.00	636,471.39	0.00	636,471.39	0.00	0.00	0.00	636,471.39	0.00
X-B	07/01/26 - 07/30/26	30	0.00	73,801.38	0.00	73,801.38	0.00	0.00	0.00	73,801.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	63,573.90	0.00	63,573.90	0.00	0.00	0.00	63,573.90	0.00
X-F	07/01/26 - 07/30/26	30	0.00	40,869.60	0.00	40,869.60	0.00	0.00	0.00	40,869.60	0.00
A-S	07/01/26 - 07/30/26	30	0.00	322,506.59	0.00	322,506.59	0.00	0.00	0.00	322,506.59	0.00
B	07/01/26 - 07/30/26	30	0.00	234,814.19	0.00	234,814.19	0.00	0.00	0.00	234,814.19	0.00
C	07/01/26 - 07/30/26	30	0.00	195,078.70	0.00	195,078.70	0.00	0.00	0.00	195,078.70	0.00
D	07/01/26 - 07/30/26	30	0.00	65,875.00	0.00	65,875.00	0.00	0.00	0.00	65,875.00	0.00
E	07/01/26 - 07/30/26	30	0.00	31,202.08	0.00	31,202.08	0.00	0.00	0.00	31,202.08	0.00
F	07/01/26 - 07/30/26	30	0.00	62,407.71	0.00	62,407.71	0.00	0.00	0.00	62,407.71	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	63,111.63	0.00	63,111.63	0.00	0.00	0.00	63,111.63	0.00
H-RR	07/01/26 - 07/30/26	30	46,646.99	223,765.38	0.00	223,765.38	10,375.67	0.00	0.00	213,389.72	57,296.06
Totals			46,646.99	4,588,346.58	0.00	4,588,346.58	10,375.67	0.00	0.00	4,577,970.92	57,296.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,596,205.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,601,842.53	Master Servicing Fee	3,633.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,116.48
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.06
ARD Interest	0.00	Operating Advisor Fee	1,206.69
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,601,842.53	Total Fees	13,495.95

Principal		Expenses/Reimbursements
Scheduled Principal	18,234.16	Reimbursement for Interest on Advances	472.89
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,902.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	18,234.16	Total Expenses/Reimbursements	10,375.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,577,970.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,234.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,596,205.08
Total Funds Collected	4,620,076.69	Total Funds Distributed	4,620,076.70

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	782,855,966.25	782,855,966.25	Beginning Certificate Balance	782,855,965.74
(-) Scheduled Principal Collections	18,234.16	18,234.16	(-) Principal Distributions	18,234.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	782,837,732.09	782,837,732.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	782,855,966.25	782,855,966.25	Ending Certificate Balance	782,837,731.58
Ending Actual Collateral Balance	782,837,732.09	782,837,732.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.51)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.51)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	20	145,182,833.35	18.55%	44	6.8590	1.301160	1.29 or less	17	303,774,399.09	38.80%	44	6.5991	1.105839
10,000,000 to 14,999,999	5	64,754,898.74	8.27%	43	6.8999	1.589208	1.30 to 1.49	15	292,715,000.00	37.39%	44	6.8380	1.351409
15,000,000 to 19,999,999	3	52,000,000.00	6.64%	44	6.8486	1.422773	1.50 to 1.79	4	70,565,000.00	9.01%	44	7.2826	1.534024
20,000,000 to 29,999,999	3	71,000,000.00	9.07%	43	6.6978	1.246003	1.80 to 1.99	1	12,000,000.00	1.53%	42	6.7850	1.910000
30,000,000 to 39,999,999	5	158,400,000.00	20.23%	44	7.2272	1.480253	2.00 to 2.49	4	63,783,333.00	8.15%	43	7.3467	2.355200
40,000,000 to 54,999,999	5	226,500,000.00	28.93%	44	6.8023	1.616142	2.50 or greater	1	40,000,000.00	5.11%	44	6.8450	2.794200
55,000,000 or greater	1	65,000,000.00	8.30%	44	5.9100	1.074900	Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	9,250,000.00	1.18%	44	6.5720	1.586400
							Industrial	10	77,680,000.00	9.92%	44	7.0423	1.216982
California	4	86,283,333.00	11.02%	43	6.5077	2.002693
							Lodging	2	19,208,655.60	2.45%	44	7.8221	1.255091
Colorado	1	6,235,453.00	0.80%	44	7.6000	1.494400
							Mixed Use	2	36,500,000.00	4.66%	42	6.6833	1.919756
Connecticut	1	42,500,000.00	5.43%	44	5.9200	1.290400
							Mobile Home Park	11	48,000,000.00	6.13%	44	7.6000	1.494400
Florida	8	44,200,000.00	5.65%	44	6.6557	1.099290
							Multi-Family	30	418,600,000.01	53.47%	44	6.4883	1.243675
Idaho	1	3,150,000.00	0.40%	42	6.3800	2.368600
							Office	3	40,349,076.49	5.15%	42	6.0965	1.326265
Illinois	2	34,880,000.00	4.46%	42	6.8971	1.957307
							Other	2	100,600,000.00	12.85%	45	7.7877	2.595413
Indiana	2	4,156,969.00	0.53%	44	7.6000	1.494400
							Retail	4	30,750,000.00	3.93%	44	7.0888	1.033031
Kansas	1	6,582,089.86	0.84%	44	7.5000	1.216900
							Self Storage	2	11,150,000.00	1.42%	43	6.6813	1.468582
Louisiana	1	5,650,880.00	0.72%	44	7.6000	1.494400
							Totals	66	782,837,732.09	100.00%	44	6.8264	1.436648
Maryland	2	34,015,743.49	4.35%	44	7.3088	1.303876

Missouri	3	16,478,891.00	2.11%	44	7.3985	0.739938

New Jersey	6	30,000,000.01	3.83%	44	6.1300	1.349400

New York	7	115,900,000.00	14.81%	44	6.3172	1.159165

Ohio	1	9,000,000.00	1.15%	44	7.2570	1.480000

Pennsylvania	11	77,564,318.74	9.91%	44	7.2937	1.349960

Tennessee	1	3,507,442.00	0.45%	44	7.6000	1.494400

Texas	9	182,750,000.00	23.34%	44	6.6372	1.237004

Washington	2	61,834,100.00	7.90%	45	8.3938	2.444844

Wyoming	2	8,898,512.00	1.14%	44	7.6000	1.494400

Totals	66	782,837,732.09	100.00%	44	6.8264	1.436648

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	5	146,733,333.00	18.74%	44	5.9024	1.313136	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	6	60,950,000.00	7.79%	44	6.2516	1.425000	13 months to 24 months	42	782,837,732.09	100.00%	44	6.8264	1.436648
	6.50000 to 6.99900	16	304,900,000.00	38.95%	44	6.7105	1.503431	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49900	9	132,945,743.49	16.98%	44	7.1786	1.238460	Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
	7.50000 to 7.99900	4	76,708,655.60	9.80%	44	7.6494	1.395154
	8.00000 or greater	2	60,600,000.00	7.74%	45	8.4100	1.898730
	Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	42	782,837,732.09	100.00%	44	6.8264	1.436648	Interest Only	39	756,613,333.00	96.65%	44	6.7981	1.444141
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	6,582,089.86	0.84%	44	7.5000	1.216900
	Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648	301 months or greater	2	19,642,309.23	2.51%	44	7.6900	1.221638
								Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	92,253,333.00	11.78%	44	7.2447	1.579070			No outstanding loans in this group
	12 months or less	35	690,584,399.09	88.22%	44	6.7705	1.417622
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	782,837,732.09	100.00%	44	6.8264	1.436648
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329821001	MF	Brooklyn	NY	Actual/360	5.910%	330,795.83	0.00	0.00	N/A	04/06/30	--	65,000,000.00	65,000,000.00	08/06/26
2	329821002	98	SeaTac	WA	Actual/360	8.410%	219,430.92	0.00	0.00	N/A	05/06/30	--	30,300,000.00	30,300,000.00	08/06/26
2A	329821102				Actual/360	8.410%	219,430.92	0.00	0.00	N/A	05/06/30	--	30,300,000.00	30,300,000.00	08/06/26
3	329821003	MF	Dallas	TX	Actual/360	6.520%	280,722.22	0.00	0.00	N/A	04/06/30	--	50,000,000.00	50,000,000.00	08/06/26
4	329821004	MH	Various	Various	Actual/360	7.600%	314,133.33	0.00	0.00	N/A	04/06/30	--	48,000,000.00	48,000,000.00	08/06/26
5	329821005	MF	Philadelphia	PA	Actual/360	7.055%	279,456.39	0.00	0.00	N/A	04/06/30	--	46,000,000.00	46,000,000.00	04/06/26
6	329821006	MF	Farmington	CT	Actual/360	5.920%	216,655.56	0.00	0.00	N/A	04/06/30	--	42,500,000.00	42,500,000.00	07/06/26
7	329821007	98	San Diego	CA	Actual/360	6.845%	235,772.22	0.00	0.00	N/A	04/06/30	--	40,000,000.00	40,000,000.00	08/06/26
8	301741750	IN	Tampa	FL	Actual/360	6.704%	206,669.42	0.00	0.00	N/A	04/06/30	--	35,800,000.00	35,800,000.00	08/06/26
9	329821009	OF	San Francisco	CA	Actual/360	5.875%	101,176.94	0.00	0.00	02/10/30	02/10/35	02/10/30	20,000,000.00	20,000,000.00	08/10/26
9A	329821109				Actual/360	5.875%	67,451.29	0.00	0.00	02/10/30	02/10/35	02/10/30	13,333,333.00	13,333,333.00	08/10/26
10	329821010	MF	Irving	TX	Actual/360	6.601%	181,894.22	0.00	0.00	N/A	04/06/30	--	32,000,000.00	32,000,000.00	08/06/26
11	329821011	MF	Various	NJ	Actual/360	6.130%	158,358.33	0.00	0.00	N/A	04/06/30	--	30,000,000.00	30,000,000.00	08/06/26
12	329821012	MU	Chicago	IL	Actual/360	6.785%	99,324.86	0.00	0.00	N/A	02/06/30	--	17,000,000.00	17,000,000.00	08/06/26
12A	329821112				Actual/360	6.785%	70,111.67	0.00	0.00	N/A	02/06/30	--	12,000,000.00	12,000,000.00	08/06/26
13	329821013	IN	Landover	MD	Actual/360	7.350%	170,887.50	0.00	0.00	N/A	04/06/30	--	27,000,000.00	27,000,000.00	08/06/26
14	301741749	MF	Houston	TX	Actual/360	6.650%	137,433.33	0.00	0.00	N/A	04/06/30	--	24,000,000.00	24,000,000.00	08/06/26
15	301741757	MF	Houston	TX	Actual/360	6.810%	81,189.39	0.00	0.00	N/A	04/06/30	--	13,845,000.00	13,845,000.00	08/06/26
15A	301741759				Actual/360	6.810%	43,717.36	0.00	0.00	N/A	04/06/30	--	7,455,000.00	7,455,000.00	08/06/26
16	301741748	MF	Houston	TX	Actual/360	6.820%	111,582.78	0.00	0.00	N/A	04/06/30	--	19,000,000.00	19,000,000.00	08/06/26
17	329821017	MF	Jericho	NY	Actual/360	6.950%	95,755.56	0.00	0.00	N/A	05/01/30	--	16,000,000.00	16,000,000.00	08/01/26
18	695101715	MF	Corning	CA	Actual/360	7.095%	79,119.10	0.00	0.00	N/A	05/06/30	--	12,950,000.00	12,950,000.00	08/06/26
19	695101711	LO	Breinigsville	PA	Actual/360	7.990%	86,919.32	6,546.80	0.00	N/A	04/06/30	--	12,633,112.54	12,626,565.74	08/06/26
20	301741758	MF	Porter	TX	Actual/360	6.360%	42,362.02	0.00	0.00	N/A	04/06/30	--	7,735,000.00	7,735,000.00	08/06/26
20A	301741760				Actual/360	6.360%	22,810.32	0.00	0.00	N/A	04/06/30	--	4,165,000.00	4,165,000.00	08/06/26
21	329821021	RT	New York	NY	Actual/360	7.550%	61,763.19	0.00	0.00	N/A	04/06/30	--	9,500,000.00	9,500,000.00	08/06/26
22	301741755	MF	Mobile	AL	Actual/360	6.572%	52,347.81	0.00	0.00	N/A	04/06/30	--	9,250,000.00	9,250,000.00	08/06/26
23	329821023	RT	Arlington	TX	Actual/360	6.756%	53,231.65	0.00	0.00	N/A	04/06/30	--	9,150,000.00	9,150,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	329821024	IN	Malvern	PA	Actual/360	7.199%	55,791.48	0.00	0.00	N/A	03/06/30	--	9,000,000.00	9,000,000.00	08/06/26
25	329821025	MF	Cincinnati	OH	Actual/360	7.257%	56,241.75	0.00	0.00	N/A	04/06/30	--	9,000,000.00	9,000,000.00	08/06/26
26	301741754	MF	Cutler Bay	FL	Actual/360	6.450%	46,655.00	0.00	0.00	N/A	04/06/30	--	8,400,000.00	8,400,000.00	08/06/26
27	329821027	RT	Florissant	MO	Actual/360	7.190%	50,150.25	0.00	0.00	N/A	05/01/30	--	8,100,000.00	8,100,000.00	08/01/26
28	307331311	MF	Brooklyn	NY	Actual/360	7.150%	49,255.56	0.00	0.00	N/A	05/06/30	--	8,000,000.00	8,000,000.00	08/06/26
29	329821029	SS	San Antonio	TX	Actual/360	6.800%	46,844.44	0.00	0.00	N/A	04/01/30	--	8,000,000.00	8,000,000.00	08/01/26
30	329821030	MU	Brooklyn	NY	Actual/360	6.290%	40,622.92	0.00	0.00	N/A	04/06/30	--	7,500,000.00	7,500,000.00	08/06/26
31	329821031	MF	Odessa	TX	Actual/360	6.700%	42,693.89	0.00	0.00	N/A	04/06/30	--	7,400,000.00	7,400,000.00	08/06/26
32	301741756	OF	Clinton	MD	Actual/360	7.150%	43,224.66	4,729.22	0.00	N/A	04/06/30	--	7,020,472.71	7,015,743.49	08/06/26
33	695101712	LO	Wichita	KS	Actual/360	7.500%	42,554.27	6,958.14	0.00	N/A	04/06/30	--	6,589,048.00	6,582,089.86	08/06/26
34	329821034	MF	Brooklyn	NY	Actual/360	5.849%	29,716.17	0.00	0.00	N/A	05/06/30	--	5,900,000.00	5,900,000.00	08/06/26
35	329821035	IN	McHenry	IL	Actual/360	7.450%	37,721.83	0.00	0.00	N/A	02/01/30	--	5,880,000.00	5,880,000.00	08/01/26
36	329821036	RT	Rochester	NY	Actual/360	6.550%	22,561.11	0.00	0.00	N/A	04/01/30	--	4,000,000.00	4,000,000.00	08/01/26
37	329821037	SS	Coeur DAlene	ID	Actual/360	6.380%	17,305.75	0.00	0.00	N/A	02/01/30	--	3,150,000.00	3,150,000.00	08/01/26
Totals							4,601,842.53	18,234.16	0.00				782,855,966.25	782,837,732.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	1,410,512.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,460,071.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,629,183.75	1,131,161.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,576,040.38	5,642,361.59	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,365,443.65	0.00	--	--	--	0.00	0.00	278,777.85	1,099,406.40	0.00	0.00
6	3,757,133.07	825,574.03	01/01/26	03/31/26	--	0.00	0.00	216,564.07	216,564.07	206,600.21	0.00
7	8,558,766.68	3,896,561.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,661,618.81	670,567.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	48,122,880.00	11,071,563.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,799,061.64	714,962.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,598,115.43	7,851,644.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,248,993.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,216,407.25	719,147.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,729,023.24	0.00	--	--	--	0.00	0.00	0.00	0.00	30,796.76	0.00
15	1,873,206.11	855,791.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,357,557.29	0.00	--	--	--	0.00	0.00	0.00	0.00	46,207.68	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,352,337.83	288,093.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,693,002.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,069,641.73	512,321.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,069,244.04	214,407.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,093,130.16	257,901.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	825,109.30	269,464.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	261,243.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	779,170.31	421,320.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	119,604.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	724,094.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	623,359.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	546,647.35	325,039.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	697,381.68	162,668.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	200,728.97	0.00
32	1,070,303.74	181,889.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	922,907.18	826,590.36	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	292,004.45	112,427.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	642,740.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	446,670.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	488,208.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	128,409,059.27	38,623,215.29				0.00	0.00	495,341.92	1,315,970.47	484,333.62	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826366%	6.791656%	44
07/17/26	1	7,400,000.00	1	46,000,000.00	0	0.00	0	0.00	0	0.00	1	46,000,000.00	0	0.00	0	0.00	6.826384%	6.791674%	45
06/17/26	2	53,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826407%	6.791698%	46
05/15/26	0	0.00	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826425%	6.791716%	47
04/17/26	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826448%	6.791739%	48
03/17/26	0	0.00	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826465%	6.806445%	49
02/18/26	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826500%	6.806480%	50
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826516%	6.806497%	51
12/17/25	1	46,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826533%	6.806514%	52
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826556%	6.806536%	53
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826572%	6.806553%	54
09/17/25	2	53,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.826594%	6.806575%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	329821005	04/06/26	3	3	278,777.85	1,099,406.40	173,108.00	46,000,000.00	04/10/26	98
6	329821006	07/06/26	0	B	216,564.07	216,564.07	206,600.21	42,500,000.00
Totals					495,341.92	1,315,970.47	379,708.21	88,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		782,837,732	736,837,732	46,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	782,837,732	736,837,732	0	0	46,000,000	0
Jul-26	782,855,966	729,455,966	7,400,000	46,000,000	0	0
Jun-26	782,879,621	729,479,621	53,400,000	0	0	0
May-26	782,897,583	736,897,583	0	46,000,000	0	0
Apr-26	782,920,977	736,920,977	46,000,000	0	0	0
Mar-26	782,938,670	736,938,670	0	46,000,000	0	0
Feb-26	782,972,926	736,972,926	46,000,000	0	0	0
Jan-26	782,990,281	782,990,281	0	0	0	0
Dec-25	783,007,523	737,007,523	46,000,000	0	0	0
Nov-25	783,030,225	783,030,225	0	0	0	0
Oct-25	783,047,208	783,047,208	0	0	0	0
Sep-25	783,069,660	729,669,660	53,400,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	329821005	46,000,000.00	46,000,000.00	72,600,000.00	11/22/24	4,318,693.65	1.31250	12/31/25	04/06/30	I/O
Totals		46,000,000.00	46,000,000.00	72,600,000.00		4,318,693.65

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	329821005	MF	PA	04/10/26	98

Loan transferred to special servicing effective 4/10/26, due to a Payment Default and the Loan remains past due for the March 2026 payment. Borrower and SS finalized a forbearance recently which allows for a receiver to take control of the property. The receiver is in the process of taking over the portfolio to ensure cash flow and property conditions are secure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	329821005	0.00	7.05500%	0.00	7.05500%	10	06/22/26	06/22/26	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	9,902.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	472.89	0.00	0.00	0.00
Total	0.00	0.00	9,902.78	0.00	0.00	0.00	0.00	0.00	472.89	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,375.67

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27